Consolidated Statement of Equity - CAD CAD in Thousands	Total	Common shares	Preferred shares	Subscription receipts	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2014	CAD 1,836,388	CAD 1,633,262	CAD 213,805	CAD 110,503	CAD 33,068	CAD (505,305)	CAD 34,213	CAD 316,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	85,504					117,480		(31,976)
Redeemable non-controlling interests not included in equity (note 19)	3,571							3,571
Other comprehensive loss	312,698						252,524	60,174
Dividends declared and distributions to non-controlling interests	(108,555)					(105,929)		(2,626)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	29,302				(29,302)
Common shares issued pursuant to public offering, net of costs (note 15(a)(i))	144,987	144,987
Common shares issued pursuant to share-based awards (note 15(c))	1,001	1,343			(282)	(60)
Share-based compensation	5,455				5,455
Contributions received from non-controlling interests	10,815							10,815
Ending Balance at Dec. 31, 2015	2,291,864	1,808,894	213,805	110,503	38,241	(523,116)	286,737	356,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	92,374					130,924		(38,550)
Redeemable non-controlling interests not included in equity (note 19)	4,952							4,952
Other comprehensive loss	(38,636)						(31,810)	(6,826)
Dividends declared and distributions to non-controlling interests	(129,622)					(125,696)		(3,926)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	33,862				(33,862)
Common shares issued upon conversion of subscription receipts (note 15 (a)(ii))	0	110,503		(110,503)
Common shares issued pursuant to share-based awards (note 15(c))	9,165	18,944			(5,505)	(4,274)
Share-based compensation	5,916				5,916			0
Contributions received from non-controlling interests	12,752							12,752
Non-controlling interest of acquired operating entity (note 8(c))	237,156							237,156
Ending Balance at Dec. 31, 2016	CAD 2,485,921	CAD 1,972,203	CAD 213,805	CAD 0	CAD 38,652	CAD (556,024)	CAD 254,927	CAD 562,358